Intangible Asset, Net (Details) - Schedule of Amortization Amount of Intangible Asset by Fiscal Years	Jun. 30, 2023 USD ($)
Schedule of Amortization Amount of Intangible Asset by Fiscal Years [Abstract]
2024	$ 13,791
2025	13,791
2026	13,791
2026	13,791
2028	13,791
Thereafter	50,564
Total	$ 119,519